SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Computers	$ 5,062	$ 5,062	$ 5,062
Equipment		119,819	119,819
Less accumulated depreciation:	(3,013)	(2,256)	(28,752)
Disposed equipment		(119,819)
Property and equipment, net	$ 2,049	$ 2,806	$ 96,129